SHAREHOLDERS' EQUITY (Details 2)			12 Months Ended		12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2013 Private Placement 2011 Warrants	Jan. 31, 2011 Private Placement 2011 Warrants	Aug. 31, 2013 Private Placement 2011 Option Warrants	Jun. 30, 2013 Private Placement 2011 Option Warrants
Warrants outstanding	9,587,000	7,840,000	1,600,000	1,600,000	6,240,000	6,240,000
Warrant exercise price			2.50		2.50
Warrant Expiry Date			2016-01-31		2016-06-30